                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                          REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:        811-21633

Exact Name of Registrant
(as specified in charter): Cohen & Steers Dividend Majors Fund, Inc.

Address of Principal Executive Office:     757 Third Avenue
                                           New York, NY 10017

Name and address of agent for service:     John E. McLean
                                           757 Third Avenue
                                           New York, NY 10017

Registrant telephone number, including area code:    (212) 832-3232

Date of fiscal year end:   December 31

Date of reporting period:  March 31, 2005

Item 1. Schedule of Investments



--------------------------------------------------------------------------------
                    COHEN & STEERS DIVIDEND MAJORS FUND, INC.

                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)

                                                             NUMBER
                                                           OF SHARES       VALUE
                                                           ----------   ------------
EQUITIES                                          98.16%(a)
  BASIC MATERIALS                                  3.12%
    CHEMICAL                                       2.56%
         Dow Chemical Co. ...............................      29,900   $  1,490,515
         E.I. Du Pont De Nemours & Co. ..................      60,700      3,110,268
         PPG Industries..................................      22,400      1,602,048
                                                                        ------------
                                                                           6,202,831
                                                                        ------------
    FOREST PRODUCTS & PAPER                        0.56%
         Weyerhaeuser Co. ...............................      19,900      1,363,150
                                                                        ------------
         TOTAL BASIC MATERIALS...........................                  7,565,981
                                                                        ------------
  COMMERCIAL SERVICES                              1.90%
    OFFICE/BUSINESS EQUIPMENT                      0.64%
         Pitney Bowes....................................      34,500      1,556,640
                                                                        ------------
    PRINTING                                       1.26%
         RR Donnelley & Sons Co..........................      96,800      3,060,816
                                                                        ------------
         TOTAL COMMERCIAL SERVICES.......................                  4,617,456
                                                                        ------------
  CONSUMER -- CYCLICAL                             2.62%
    HOME FURNISHING                                0.71%
         Whirlpool Corp. ................................      25,500      1,727,115
                                                                        ------------
    HOUSEWARE                                      1.91%
         Newell Rubbermaid...............................     211,600      4,642,504
                                                                        ------------
         TOTAL CONSUMER, CYCLICAL........................                  6,369,619
                                                                        ------------
  CONSUMER -- NON-CYCLICAL                        10.89%
    AGRICULTURE                                    2.97%
         Altria Group....................................      61,500      4,021,485
         UST.............................................      61,800      3,195,060
                                                                        ------------
                                                                           7,216,545
                                                                        ------------
    BEVERAGE                                       0.64%
         Coca Cola Co. ..................................      37,200      1,550,124
                                                                        ------------
    FOOD                                           1.31%
         Heinz HJ Co. ...................................      86,200      3,175,608
                                                                        ------------

-------------------
(a) Percentages indicated are based on the net assets of the fund.

--------------------------------------------------------------------------------
                                       2

--------------------------------------------------------------------------------
                    COHEN & STEERS DIVIDEND MAJORS FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

                                                             NUMBER
                                                           OF SHARES       VALUE
                                                           ----------   ------------
    HOUSEHOLD PRODUCTS                             1.98%
         Avery Dennison Corp. ...........................      26,700   $  1,653,531
         Kimberly Clark Corp. ...........................      48,000      3,155,040
                                                                        ------------
                                                                           4,808,571
                                                                        ------------
    PHARMACEUTICAL                                 3.99%
         Abbott Laboratories.............................      34,600      1,613,052
         Eli Lilly and Co. ..............................      57,800      3,011,380
         Pfizer..........................................     128,000      3,362,560
         Wyeth...........................................      40,200      1,695,636
                                                                        ------------
                                                                           9,682,628
                                                                        ------------
         TOTAL CONSUMER, NON-CYCLICAL....................                 26,433,476
                                                                        ------------
  ENERGY -- OIL & GAS                              4.30%
         ChevronTexaco Corp. ............................      54,500      3,177,895
         Kerr McGee Corp. ...............................      48,900      3,830,337
         Marathon Oil Corp. .............................      73,300      3,439,236
                                                                        ------------
                                                                          10,447,468
                                                                        ------------
  FINANCIAL                                       13.95%
    BANK                                          11.52%
         Amsouth Bancorporation..........................     121,700      3,158,115
         Bank of America Corp. ..........................     103,300      4,555,530
         First Horizon National Corp. ...................      97,100      3,960,709
         KeyCorp.........................................     143,000      4,640,350
         National City Corp. ............................     133,500      4,472,250
         Regions Financial Corp. ........................      97,000      3,142,800
         US Bancorp......................................     140,200      4,040,564
                                                                        ------------
                                                                          27,970,318
                                                                        ------------
    DIVERSIFIED FINANCIAL SERVICE                  0.56%
         Citigroup.......................................      30,100      1,352,694
                                                                        ------------
    SAVINGS & LOAN                                 1.87%
         Washington Mutual...............................     115,000      4,542,500
                                                                        ------------
         TOTAL FINANCIAL.................................                 33,865,512
                                                                        ------------

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                                       3

--------------------------------------------------------------------------------
                    COHEN & STEERS DIVIDEND MAJORS FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

                                                             NUMBER
                                                           OF SHARES       VALUE
                                                           ----------   ------------
  INDUSTRIAL                                       4.10%
    DIVERSIFIED MANUFACTURING                      0.66%
         General Electric Co. ...........................      44,500   $  1,604,670
                                                                        ------------
    ELECTRICAL COMPONENT & EQUIPMENT               0.59%
         Emerson Electric Co. ...........................      22,100      1,434,953
                                                                        ------------
    ENVIRONMENTAL CONTROL                          1.00%
         Waste Management................................      84,300      2,432,055
                                                                        ------------
    METAL FABRICATE/HARDWARE                       1.21%
         Worthington Industries..........................     152,100      2,932,488
                                                                        ------------
    PACKAGING & CONTAINER                          0.64%
         Bemis Co. ......................................      50,100      1,559,112
                                                                        ------------
         TOTAL INDUSTRIAL................................                  9,963,278
                                                                        ------------
  REAL ESTATE                                     35.48%
    DIVERSIFIED                                    1.78%
         Vornado Realty Trust............................      62,300      4,315,521
                                                                        ------------
    HEALTH CARE                                    1.21%
         Ventas..........................................     118,000      2,945,280
                                                                        ------------
    INDUSTRIAL                                     3.25%
         AMB Property Corp. .............................      83,000      3,137,400
         Catellus Development Corp. .....................     178,200      4,749,030
                                                                        ------------
                                                                           7,886,430
                                                                        ------------
    OFFICE                                         8.35%
         Alexandria Real Estate Equities.................      35,200      2,266,176
         Boston Properties...............................     100,800      6,071,184
         Kilroy Realty Corp. ............................     103,600      4,238,276
         Prentiss Properties Trust.......................      87,100      2,975,336
         SL Green Realty Corp. ..........................      84,100      4,728,102
                                                                        ------------
                                                                          20,279,074
                                                                        ------------
    OFFICE/INDUSTRIAL                              0.97%
         Liberty Property Trust..........................      60,100      2,346,905
                                                                        ------------

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                                       4

--------------------------------------------------------------------------------
                    COHEN & STEERS DIVIDEND MAJORS FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

                                                             NUMBER
                                                           OF SHARES       VALUE
                                                           ----------   ------------
    RESIDENTIAL -- APARTMENT                       3.52%
         AvalonBay Communities...........................      72,900   $  4,876,281
         Essex Property Trust............................      53,200      3,676,120
                                                                        ------------
                                                                           8,552,401
                                                                        ------------
    SELF STORAGE                                   1.38%
         Public Storage..................................      58,800      3,348,072
                                                                        ------------
    SHOPPING CENTER                               14.07%
         CBL & Associates Properties.....................      56,700      4,054,617
         Developers Diversified Realty Corp. ............      77,400      3,076,650
         General Growth Properties.......................      98,900      3,372,490
         Kimco Realty Corp. .............................      59,500      3,207,050
         Macerich Co. ...................................      89,800      4,784,544
         Mills Corp. ....................................      90,700      4,798,030
         Pan Pacific Retail Properties...................      67,800      3,847,650
         Simon Property Group............................      78,700      4,767,646
         Weingarten Realty Investors.....................      65,300      2,253,503
                                                                        ------------
         TOTAL SHOPPING CENTER...........................                 34,162,180
                                                                        ------------
    SPECIALTY                                      0.95%
         Entertainment Properties Trust..................      55,800      2,311,794
                                                                        ------------
         TOTAL REAL ESTATE...............................                 86,147,657
                                                                        ------------
  TELECOMMUNICATION                                4.61%
         AllTel Corp. ...................................      28,300      1,552,255
         Bellsouth Corp. ................................     186,200      4,895,198
         Verizon Communications..........................     133,900      4,753,450
                                                                        ------------
                                                                          11,200,903
                                                                        ------------
  UTILITY                                         17.19%
    ELECTRIC -- DISTRIBUTION                       1.98%
         Energy East Corp. ..............................     183,000      4,798,260
                                                                        ------------

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                                       5

--------------------------------------------------------------------------------
                    COHEN & STEERS DIVIDEND MAJORS FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

                                                             NUMBER
                                                           OF SHARES       VALUE
                                                           ----------   ------------
    ELECTRIC -- INTEGRATED                        10.57%
         Dominion Resources..............................      66,500   $  4,949,595
         Entergy Corp. ..................................      45,200      3,193,832
         Exelon Corp. ...................................     106,600      4,891,874
         FPL Group.......................................     120,200      4,826,030
         PPL Corp. ......................................      57,800      3,120,622
         Scana Corporation Holdings Co. .................     122,200      4,670,484
                                                                        ------------
                                                                          25,652,437
                                                                        ------------
    NATURAL GAS -- DISTRIBUTION                    3.35%
         AGL Resources...................................     136,300      4,760,959
         Oneok Inc New...................................     109,400      3,371,708
                                                                        ------------
                                                                           8,132,667
                                                                        ------------
    NATURAL GAS -- INTEGRATED                      1.29%
         Equitable Resources.............................      27,100      1,556,624
         Sempra Energy...................................      39,700      1,581,648
                                                                        ------------
                                                                           3,138,272
                                                                        ------------
         TOTAL UTILITY...................................                 41,721,636
                                                                        ------------
              TOTAL EQUITIES (Identified
                cost -- $239,929,282)....................                238,332,986
                                                                        ------------

                                                               PRINCIPAL
                                                                 AMOUNT
                                                               ----------
COMMERCIAL PAPER                                       2.01%
         Prudential FDG Corp., 2.12%, due 04/01/05
            (Identified cost -- $4,887,000).................   $4,887,000      4,887,000
                                                                            ------------
TOTAL INVESTMENTS (Identified
  cost -- $244,816,282)..........................    100.17%                 243,219,986(a)
LIABILITIES IN EXCESS OF OTHER ASSETS............     (0.17)%                   (414,276)
                                                                            ------------
NET ASSETS (Equivalent to $18.96 per share based
  on
  12,805,250 shares of capital stock
  outstanding)...................................    100.00%                $242,805,710
                                                                            ------------
                                                                            ------------

-------------------
(a) At March 31, 2005, net unrealized depreciation was $1,596,296 based on cost for federal income tax purposes of $244,816,282. This consisted of aggregate gross unrealized appreciation on investments of $3,437,246 and aggregate gross unrealized depreciation on investments of $5,033,542.

--------------------------------------------------------------------------------
                                       6

Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b) During the last fiscal quarter, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS DIVIDEND MAJORS FUND, INC.

By: /s/ Robert H. Steers
    --------------------------------
        Name: Robert H. Steers
        Title: Chairman

        Date: May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert H. Steers                              By:  /s/ Martin Cohen
    --------------------------------                       ---------------------------------------
        Name: Robert H. Steers                                Name: Martin Cohen
        Title: Chairman, Secretary                            Title: President, Treasurer
                 and principal executive officer                       and principal financial officer

        Date: May 27, 2005


                                       8